Loans and borrowings Narrative (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Y item tranche € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Loans and borrowings
K€50,000 KBC credit facility	€ 50,000
Belgian facility financing	€ 12,000
Interest rate	4.23%
Convertible number of bonds	1,000
K EUR 2,000 institutional loan - max credit limit	€ 2,000
Loan Principal K EUR 28,000	28,000
Monthly reimbursable portion	€ 18,000
Term of K EUR 28,000 acquisition loan	7 years
Interest percentage	1.60%
Lease liability related party	€ 7,485
Interest percentage	1.20%
Interest rate	0.25%
Lease liabilities interest rate	1.00%
Bullet portion	€ 10,000
Refinanced part March 2018	€ 9,300
Number of loans originated | item	3
Polish facility financing	€ 6,000
Nominal value per bond | € / shares	€ 1,000
Loan principal K EUR 18,000	€ 18,000
Related party loan - interest expense	€ 5	€ 5	€ 7
Interest percentage	1.10%
First tranche	€ 10,000
Margin interest percentage first tranche	2.40%
Outstanding balance	€ 0
Mortgage	4,650
New investment credit June 2018	€ 3,000
Repayment schedule | Y	15
Second tranche	€ 25,000
Balance of the loans	€ 1,881
Fixed interest rate credit June 2018	1.50%
Loan principal K EUR 12,300	€ 12,300
Margin interest percentage second tranche	2.72%
Interest rate lower range	4.61%
K EUR 1,000 convertible bond - max number of shares to be issued | shares	509,904
Loan principal K EUR 5000	€ 5,000
Maximum reimbursement period (in years)	7 years
Weighted average interest rate	1.00%
Bank investment loans - top 20 outstanding gross	€ 8,828
Institutional loan K EUR 2,000	€ 2,000
Term of institutional loan	4 years
Convertible bond K EUR 1,000	€ 1,000
Cash outflow from lease liabilities	3,379	3,775	3,640
Related party loan	96	€ 128	€ 158
Loan of fixed interest	400
Lease liabilities included with related party	7,485
K EUR 35,000 EIB bank loan gross	35,000
K€50,000 KBC credit facility
Loans and borrowings
Notional amount	€ 50,000
Number of tranches | tranche	3
Reservation cost percentage	0.15%
K€50,000 KBC credit facility, Tranche One
Loans and borrowings
Interest rate percentage	3.56%
K€50,000 KBC credit facility, Tranche Two
Loans and borrowings
Interest rate percentage	3.81%
K€50,000 KBC credit facility, Tranche Three
Loans and borrowings
Interest rate percentage	3.87%